Leases - Summary of Future Noncancelable Minimum Rental Payments under Master Lease (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Leases [Abstract]
2017	$ 165,425	$ 658,775
2018	670,651	670,651
2019	682,764	682,764
2020	695,119	695,119
2021	707,721	707,721
2022	662,137
Thereafter	2,099,134	$ 2,761,271
Total	$ 5,682,951